Fees Summary	Feb. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 153,000
Previously Paid Amount	0.00
Total Fee Amount	23.42
Total Offset Amount	0.00
Net Fee	23.42
Narrative - Max Aggregate Offering Price	$ 153,000
Final Prospectus	true